October 11, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:          Nationwide Variable Account
Nationwide Life Insurance Company
SEC File No. 002-58043
CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the “Variable Account”) and Nationwide Life Insurance Company (“the Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 57 to the Registration Statement for the Company and the Variable Account which became effective October 7, 2011.

Please contact me direct at (614) 677-3548 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ SHAWN PARRY
Shawn Parry
Senior Counsel